Project debt	9 Months Ended
Sep. 30, 2023
Project debt [Abstract]
Project debt
Note 15. - Project debt
This note shows the project debt linked to the assets included in Note 6 of these Consolidated Condensed Interim Financial Statements.
Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In addition, the cash of the Company´s projects include funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash for an amount of $209 million as of September 30, 2023 ($208 million as of December 31, 2022).
The breakdown of project debt for both non-current and current liabilities as of September 30, 2023, and December 31, 2022, is as follows:

	Balance as of September 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Non-current	4,012,592	4,226,518
Current	399,472	326,534
Total Project debt	4,412,064	4,553,052

The Company refinanced the Solaben 2&3 assets in March 2023, entering into two green senior euro-denominated loan agreements for the two assets with a syndicate of banks for a total amount of €198.0 million. The new project debt replaced the previous project loans for a similar amount and maturity was extended from December 2030 to June 2037.

Chile PV 1, where the Company owns a 35% equity interest, was not able to maintain the minimum required cash in its debt service reserve account during the third quarter of 2023 due to low electricity prices, which represents an event of default as of September 30, 2023. As a result, although the Company does not expect an acceleration of the debt to be declared by the credit entities, Chile PV 1 did not have an unconditional right to defer the settlement of the debt for at least twelve months and the project debt, which amounts to $49 million as of September 30, 2023, was classified as current in these Consolidated Condensed Interim Financial Statements in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”.

The repayment schedule for project debt in accordance with the financing arrangements as of September 30, 2023, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2023
Interest payment	Nominal repayment	Between January and September 2024	Between October and December 2024	2025	2026	2027	Subsequent years	Total
($ in thousands)
54,493	138,302	159,169	139,104	318,905	345,790	492,631	2,763,670	4,412,064

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2022, was as follows and was consistent with the projected cash flows of the related projects:

2023		2024	2025	2026	2027	Subsequent years	Total
Interest payment	Nominal repayment
15,053	311,481	323,731	442,920	358,444	504,954	2,596,469	4,553,052